Schedule H, Line 4i - Schedule Of Assets (Held At End Of Year)	12 Months Ended
Dec. 31, 2025
EBP 011 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule Of Assets (Held At End Of Year)
EIN
#02-0642224
PLAN NUMBER 011
SCHEDULE H, LINE 4i -
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of issuer, borrower, lessor, or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value	Cost	Current value at December 31, 2025

	Mutual Funds
	Vanguard Institutional Index Plus	Registered investment company	**	$159,187,292
	American Funds Washington Mutual Investors Class R6	Registered investment company	**	75,936,460
	Vanguard Mid-Cap Index Fund	Registered investment company	**	59,848,523
	Vanguard Total International Stock Institutional Class	Registered investment company	**	57,264,612
	Janus Henderson Balanced Fund Class N	Registered investment company	**	54,339,905
	Vanguard Total Bond Market Index Fund	Registered investment company	**	48,883,585
	Vanguard Small-Cap Index Fund	Registered investment company	**	31,150,998
	Artisan International Value Fund Institutional Class	Registered investment company	**	25,013,799
*	Fidelity Government Income Fund	Registered investment company	**	14,558,651
	American Funds EuroPacific Growth Class R6	Registered investment company	**	14,282,660
	Vanguard Cash Reserves Federal Money Market Fund	Registered investment company	**	8,218,202
*	Fidelity Government Money Market K6	Registered investment company	**	5,475

	Total Mutual Funds			548,690,162

	Common/Collective Trusts
*	Fidelity Contrafund Commingled Pool	Common/collective trusts	**	$156,310,609
	Harbor Capital Appreciation Fund CIT 4	Common/collective trusts	**	123,496,757
	Vanguard Target Retirement 2040 Trust II	Common/collective trusts	**	112,075,590
	Vanguard Target Retirement 2030 Trust II	Common/collective trusts	**	82,524,659
	Vanguard Target Retirement 2045 Trust II	Common/collective trusts	**	73,133,303
	Vanguard Target Retirement 2035 Trust II	Common/collective trusts	**	71,485,725
	Vanguard Target Retirement 2050 Trust II	Common/collective trusts	**	65,624,225
	Vanguard Target Retirement 2055 Trust II	Common/collective trusts	**	53,472,699
	Vanguard Target Retirement 2025 Trust II	Common/collective trusts	**	49,858,989
*	Fidelity Managed Income Portfolio II Class 4	Common/collective trusts	**	44,484,112
	MFS Mid Cap Growth CIT Class 2W	Common/collective trusts	**	31,059,781
	Vanguard Target Retirement 2060 Trust II	Common/collective trusts	**	27,840,004
	Prudential Core Plus Bond Fund Class 3	Common/collective trusts	**	21,185,007
	Vanguard Target Retirement Income Trust II	Common/collective trusts	**	16,133,925
	Vanguard Target Retirement 2065 Trust II	Common/collective trusts	**	10,453,332
	PGIM Global Total Return Bond Fund Class R	Common/collective trusts	**	6,316,130
	Vanguard Target Retirement 2070 Trust II	Common/collective trusts	**	936,940

	Total Common/Collective Trusts			946,391,787

	Employer Securities
*	RPM International Inc.	Company stock	**	44,974,006

	Total Investments			$1,540,055,955

*	Participant loans	Loans (4.25% to 9.50%)	—	$20,114,553

*	Denotes an allowable party in interest
**	Cost is not required to be disclosed for participant-directed investments.